SCHEDULE OF GUARANTY INFORMATION (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short-term loans	¥ 1,692,599	¥ 697,179
Long-term loans	21,551,158	16,287,956
COO [Member]
Short-term loans	124,500	71,000
Long-term loans	8,072,793	7,307,943
Parent Company or Subsidiary [Member]
Short-term loans	1,041,000	150,000
Long-term loans	2,111,435	2,108,807
COO and Parent Company or Subsidiary [Member]
Short-term loans		85,580
Long-term loans	139,428	321,421
COO and CEO [Member]
Long-term loans	578,878	593,849
Tokyo Credit Cooperative Union [Member]
Long-term loans	151,848	86,110
Nihon Hoshou Co Ltd [Member]
Long-term loans	226,380
COO and Tokyo Credit Cooperative Union [Member]
Long-term loans	4,990	6,994
CEO, COO and Tokyo Credit Cooperative Union [Member]
Long-term loans	7,495	9,499
Li Tianqi Chief Artificial Intelligence Officer [Member]
Long-term loans	21,151	22,445
Uemoto Takamasa Former Chief Executive Officer [Member]
Long-term loans		¥ 188,458